During the period, there was no occurrence of credit event related to triggering events provided for in the contracts. (Details) - Maximum Potential For Future Payments Gross [Member] - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
CDS	R$ 3,984,392	R$ 4,003,298	R$ 2,435,880
Total	3,984,392	4,003,298	2,435,880
Below Investment Grade	3,984,392	4,003,298
Total	3,984,392	4,003,298
Brazilian Government	3,984,392	4,003,298	2,435,880
Total	3,984,392	4,003,298	2,435,880
Nominal Value Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
CDS	3,984,392	4,003,298	2,435,880
Total	3,984,392	4,003,298	2,435,880
Below Investment Grade	3,984,392	4,003,298	2,435,880
Total	3,984,392	4,003,298	2,435,880
Brazilian Government	3,984,392	4,003,298	2,435,880
Total	R$ 3,984,392	R$ 4,003,298	R$ 2,435,880